UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4237

DREYFUS INSURED MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30

Date of reporting period:	1/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS INSURED MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS	January 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--95.2%	Amount ($)	Value ($)

Alabama--4.0%

Auburn University, General Fee Revenue
5.75%, 6/1/2017 (Insured; MBIA)	1,000,000	1,142,010

Jefferson County, Capital Improvement and Warrants
5%, 4/1/2009 (Insured; MBIA)	4,000,000	4,346,120

Alaska--3.8%

Alaska International Airports System, Revenue
5.75%, 10/1/2020 (Insured; AMBAC)	4,500,000	5,175,450

California--7.3%

California Department of Water Resources,
Power Supply Revenue
5.50%, 5/1/2009 (Insured; MBIA)	5,000,000	5,567,900

California Infrastructure and Economic
Development Bank, Revenue
(Workers Compensation Relief)
5.25%, 10/1/2014 (Insured; AMBAC)	1,875,000	2,121,375

San Diego Unified School District
Zero Coupon, 7/1/2015 (Insured; FGIC)	3,690,000	2,389,607

Colorado--.9%

Douglas County School District, Number 1 Reorganized,
Douglas and Elbert Counties
(Colorado School District Enhance Program)
5.75%, 12/15/2017 (Insured; FGIC)	1,000,000	1,174,080

Connecticut--1.6%

Connecticut Special Tax Obligation, Revenue
(Transportation Infrastructure Purpose)
5%, 1/1/2023 (Insured; FGIC)	2,000,000	2,149,480

Delaware--5.4%

Delaware Economic Development Authority,
Water Revenue (United Water Delaware
Inc. Project) 6.20%, 6/1/2025
(Insured; AMBAC)	5,000,000	5,158,800

Delaware River and Bay Authority,
Revenue
5.25%, 1/1/2016 (Insured; MBIA)	2,015,000	2,246,604

Florida--2.1%

Tampa Bay Water, Utility System
Improvement Revenue
5.25%, 10/1/2019 (Insured; FGIC)	2,575,000	2,865,022

Idaho--1.6%

Boise State University, Revenue
5.375%, 4/1/2022 (Insured; FGIC)	2,000,000	2,237,120

Illinois--2.7%

Chicago, Project
5.50%, 1/1/2040 (Insured; FGIC)	1,000,000	1,104,080

Chicago O'Hare International Airport, Revenue
(General Airport Third Lien)
5.25%, 1/1/2027 (Insured; MBIA)	2,500,000	2,629,800

Indiana--2.8%

Indiana Educational Facilities Authority,
Educational Facilities Revenue
(Butler University Project)
5.50%, 2/1/2026 (Insured; MBIA)	3,500,000	3,901,940

Massachusetts--.7%

Massachusetts Housing Finance Agency,
Housing Revenue (Rental-Mortgage)
6.50%, 7/1/2025 (Insured; AMBAC)	905,000	928,268

Minnesota--2.4%

Southern Minnesota Municipal Power Agency,
Power Supply System Revenue
5%, 1/1/2012 (Insured; MBIA)	3,000,000	3,325,740

Missouri--4.4%

The City of Saint Louis, Airport Revenue
(Airport Development Program):
5%, 7/1/2011 (Insured; MBIA)	3,000,000	3,282,690
5.625%, 7/1/2019 (Insured; MBIA)	2,500,000	2,822,800

New Jersey--6.5%

New Jersey Economic Development Authority, PCR
(Public Service Electric and Gas Co.)
6.40%, 5/1/2032 (Insured; MBIA)	7,100,000	7,420,210

New Jersey Turnpike Authority, Turnpike Revenue
5%, 1/1/2035 (Insured; AMBAC)	1,500,000	1,558,425

New York--9.1%

Metropolitan Transportation Authority:
(State Service Contract) 5.50%, 1/1/2020
(Insured; MBIA)	2,000,000	2,257,840
Transportation Revenue 5.50%, 11/15/2019
(Insured; AMBAC)	5,000,000	5,672,650

New York 5.25%, 8/15/2015 (Insured; FSA)	2,000,000	2,256,300

Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
5.25%, 10/15/2018 (Insured; MBIA)	2,000,000	2,258,580

North Carolina--.8%

Catawba County, COP
(Catawba County Public School and
Community College Facilities Project)
5.25%, 6/1/2016 (Insured; MBIA)	1,000,000	1,120,920

North Dakota--2.6%

Mercer County, PCR
(Montana-Dakota Utilities Co. Project)
6.65%, 6/1/2022 (Insured; FGIC)	3,500,000	3,511,095

Ohio--1.7%

Ohio Turnpike Commission, Turnpike Revenue
5.50%, 2/15/2017 (Insured; FGIC)	1,995,000	2,329,661

Oregon--1.2%

Oregon, Department of Administrative Services,
Lottery Revenue
5%, 4/1/2012 (Insured; FSA)	1,500,000	1,667,070

Pennsylvania--1.2%

Perkiomen Valley School District, GO
5.25%, 3/1/2028 (Insured; FSA)	1,550,000	1,679,704

South Carolina--4.0%

South Carolina Transportation
Infrastructure Bank, Revenue
5%, 10/1/2024 (Insured; AMBAC)	2,500,000	2,675,775

Spartanburg Sanitary Sewer District,
Sewer System Revenue
5.25%, 3/1/2030 (Insured; MBIA)	1,000,000	1,078,190

University of South Carolina,
Athletic Facilities Revenue
5.50%, 5/1/2022 (Insured; AMBAC)	1,575,000	1,770,788

Texas--6.9%

Brownsville Housing Finance Corp., SFMR
(Mortgage-Multiple Originators and
Services) 9.625%, 12/1/2011
(Insured; FGIC)	95,000	95,333

City of San Antonio, Water System Revenue:
5.50%, 5/15/2019 (Insured; FSA)	1,000,000	1,123,530
5.50%, 5/15/2020 (Insured; FSA)	2,500,000	2,808,825

Houston Area Water Corp., City of Houston
Contract Revenue (Northeast Water Purification
Plant Project)
5.25%, 3/1/2023 (Insured; FGIC)	2,470,000	2,707,688

Texas Turnpike Authority (Central Texas
Turnpike System) Revenue

5.50%, 8/15/2039 (Insured; AMBAC)	2,500,000	2,763,700

Utah--.8%

Utah Board of Regents, Revenue
(Utah University Hospital)
5.50%, 8/1/2015 (Insured; MBIA)	1,000,000	1,121,550

Virginia--7.9%

Danville Industrial Development Authority,
HR (Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000	1,685,040

Richmond, GO Public Improvement
5.50%, 7/15/2011 (Insured; FSA)	1,225,000	1,395,104

Upper Occoquan Sewer Authority,
Regional Sewer Revenue
5.15%, 7/1/2020 (Insured; MBIA)	5,210,000	5,942,787

Virginia University Revenue
(General Pledge)
5%, 5/1/2014 (Insured; AMBAC)	1,615,000	1,794,410

Washington--4.8%

Washington, MFMR:
(Gilman Meadows Project)
7.40%, 1/1/2030 (Insured; FSA)	3,000,000	3,064,110
(Mallard Cove Project 1)
7.40%, 1/1/2030 (Insured; FSA)	760,000	776,241
(Mallard Cove Project 2)
7.40%, 1/1/2030 (Insured; FSA)	2,660,000	2,716,844

West Virginia--6.7%

West Virginia:
6.50%, 11/1/2026 (Insured; FGIC)	2,600,000	3,279,900
Zero Coupon, 11/1/2026 (Insured; FGIC)	5,450,000	1,917,855

West Virginia Building Commission, LR
(West Virginia Regional Jail)
5.375%, 7/1/2021 (Insured; AMBAC)	2,505,000	2,888,691

West Virginia Water Development Authority,
Water Development Revenue
(Loan Program II)
5.25%, 11/1/2023 (Insured; AMBAC)	1,000,000	1,104,930

U.S. Related--1.3%

Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
5.50%, 7/1/2012 (Insured; FGIC)	1,500,000	1,726,665

Total Long-Term Municipal Investments
(cost $122,559,075)		130,739,297

Short-Term Municipal Investment--.7%

Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue, VRDN
(Childrens Hospital Project) 1.89% (Insured; MBIA)
(cost $1,000,000)	1,000,000	1,000,000

Total Investments (cost $123,559,075)	95.9%	131,739,297

Cash and Receivables (Net)	4.1%	5,662,225

Net Assets	100.0%	137,401,522

Notes to Statement of Investments:
a At January 31, 2005, 25.7% of the fund's net assets are insured by AMBAC and 36.7% are insured by MBIA.
b Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSURED MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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